Additional information: condensed financial statements of the Company - Schedule of Condensed Statement of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from financing activities
Net increase/(decrease) in cash, cash equivalents and restricted cash	$ 45,788	$ (104,036)	$ 23,553
Cash, cash equivalents and restricted cash at beginning of year	122,930	233,479	199,504
Effect of exchange rates on cash and cash equivalents, and restricted cash	(3,270)	(6,513)	10,422
Cash, cash equivalents, and restricted cash at end of year	165,448	122,930	233,479
Xunlei Limited [Member]
Cash flows from operating activities
Net cash used in operating activities	(171,796)	(88,309)	(25,333)
Cash flows from investing activities
Net cash generated from investing activities	52,359	37,788	32,670
Cash flows from financing activities
Net cash used in financing activities			(301)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(119,437)	(50,521)	7,036
Cash, cash equivalents and restricted cash at beginning of year	229,675	280,196	273,160
Effect of exchange rates on cash and cash equivalents, and restricted cash	0	0	0
Cash, cash equivalents, and restricted cash at end of year	$ 110,238	$ 229,675	$ 280,196